Financial Instruments	6 Months Ended
Jun. 30, 2014
Investments, All Other Investments [Abstract]
Financial Instruments
4.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 3 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2013. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2014		December 31, 2013
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	251,561	251,561	219,126	219,126
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(187,616)	(187,616)	(141,143)	(141,143)
Cross currency swap agreements	Level 2	(32,186)	(32,186)	(25,433)	(25,433)
Foreign currency forward contracts	Level 2	(164)	(164)	(842)	(842)
Non-Recurring:
Vessels and equipment	Level 2	—	—	17,250	17,250
Other:
Long-term debt - public (note 6)	Level 1	(943,963)	(964,564)	(487,097)	(496,609)
Long-term debt - non-public (note 6)	Level 2	(1,599,518)	(1,581,529)	(1,881,879)	(1,835,218)

b)	Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

			June 30,	December 31,
	Credit Quality		2014	2013
	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	79,446	27,567